STOCKHOLDERS' EQUITY - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 7,450	$ 7,370
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,279	1,260
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	450	442
Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 5,721	$ 5,668